Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment consist of the following:

	December 31,
	2019	2018
Buildings and improvements	$2,026,657	$1,971,057
Real estate development	669,167	587,481
Land	522,225	522,225
Furniture and fixtures	347,819	337,048
Vineyards	199,816	200,217
Machinery and equipment	487,618	492,205
Leasehold improvements	164,375	164,375
Computer hardware and software	231,228	216,082
	4,648,905	4,490,690
Less: Accumulated depreciation and amortization	(1,734,190)	(1,518,326)
Property and equipment, net	$2,914,715	$2,972,364